Note 6 - Leases (Details Textual)							12 Months Ended
	Dec. 20, 2019 USD ($)	Dec. 18, 2019 USD ($)	Nov. 20, 2019 USD ($)	Nov. 18, 2019 USD ($)	Mar. 31, 2015 USD ($)	Jan. 29, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Payments to Acquire Property, Plant, and Equipment, Total							$ 48,140,000		$ 34,671,000
M/T Stenaweco Energy and the M/T Stenaweco Evolution [Member]
Number of Vessel Purchase Options Exercised	2
M/T Stenaweco Energy [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 23,871,000		$ 2,477,000
M/T Stenaweco Evolution [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 24,063,000		$ 1,323,000
M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence, M/T Stenaweco Elegance [Member] | Stena Weco A/S [Member]
Number of Time Charters							4
MT Eco Revolution, MT Eco Bel Air, and MT Eco Beverly Hills [Member] | BP Shipping [Member]
Number of Time Charters							3
MT Eco Palm Desert and MT Eco California [Member] | Shell Tankers Singapore Primate Limited [Member]
Number of Time Charters							2
M/T Nord Valiant [Member] | Dampskibsselskabet Norden A/S [Member]
Number of Time Charters							1
MT Eco Fleet [Member] | Clearlake Shipping Pte Ltd [Member]
Number of Time Charters							1
M/T Eco Marina Del Ray [Member] | Cargill International SA [Member]
Number of Time Charters							1
M/T Stenaweco Energy and M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Term (Year)					7 years
Sale Leaseback Transaction, Buyback Period, Minimum Term (Year)					3 years
Sale Leaseback Transaction, Buyback Period, Maximum Term (Year)					7 years
M/T Stenaweco Energy Sale Leaseback [Member]
Sale Leaseback Transaction, Rent Expense, Per Day						$ 8,586
M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Rent Expense, Per Day					$ 8,625